Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Compensation and benefits expenses

	Year Ended December 31,
($000s)	2021	2020	2019
Salary, payroll tax, benefits, other	$18,197	$14,917	$19,219
Share-based compensation	2,910	2,755	2,531

Total	$21,107	$17,672	$21,750

Summary of compensation of key management	The following amounts were recognized as compensation for key management for the years shown. Related employment tax obligations paid by the Company are not included.

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Compensation and short-term benefits	$1,425	$906	$1,367
Medical and similar benefits, contributions to pension schemes	73	66	52
Share-based compensation	443	449	840

Total compensation of key management	$1,941	$1,421	$2,259

Summary of subscription rights to shares held by key management under the subscription rights incentive plans
Key management, as defined, held the following subscription rights to Ordinary Shares under the subscription rights incentive plans with the following expiration dates and exercise prices:

			Number outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK)	2021	2020	2019
August 10, 2016	May 11, 2021	7.79			775,000
November 9, 2016	May 11, 2021	6.59			1,400,000
February 24, 2017	May 11, 2021	6.59			750,000
August 9, 2017	May 12, 2022	7.76			515,000
February 21, 2018	May 12, 2022	4.67			4,500,000
May 9, 2018	May 9, 2023	4.28			2,250,000
August 14, 2019	May 9, 2024	1.65	327,800	2,327,800	3,774,000

			Number outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK)	2021	2020	2019
February 26, 2020	May 9, 2024	1.11	5,000,000	5,000,000	—
June 17, 2020	May 15, 2025	1.71	1,125,000	1,125,000	—
April 20, 2021	May 15, 2025	2.71	2,750,000
June 3, 2021	May 12, 2026	2.38	2,000,000
August 11, 2021	May 12, 2026	2.40	1,668,100
Total			12,870,900	8,452,800	8,452,800
Compensation paid to the Board is presented in Note 17.

Disclosure of detailed information about number of employees and individual contractors by the function

	December 31, 2021		December 31, 2020		December 31, 2019
	Employees	Contractors	Employees	Contractors	Employees	Contractors
Research and development	77	8	75	6	81	8
Marketing and sales	6	9	6	5	10	6
General and administrative	8	1	7	1	9	—
Supply chain and distribution	2	—	2	—	2	—

Total staff	93	18	90	12	102	14